CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net (loss) income	$ (621,952,043)	$ 41,652,311	$ (5,476,743)
Less: (Loss) income from discontinued operations	(169,162,709)	36,894,984	(8,418,800)
Net income (loss) from continuing operations	(452,789,334)	4,757,327	2,942,057
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Bitcoin mining income	(675,501,646)	(89,908,403)
Energy and hosting costs paid by crypto currencies	478,098,035	17,067,978
Loss from changes in fair value of Bitcoin collateral	96,498,438	3,417,442
Gain from changes in fair value of crypto currencies	(115,331)
Depreciation and amortization	117,007,191	11,845,686	108,960
Share-based compensation expense	4,881,377	1,404,008	3,502,433
Impairment loss from mining machines	338,280,027
Provision for credit losses	1,677,444	711,224
Net investment loss			6,489
Foreign exchange loss, net	225,383	125	26,320
Loss on disposal of property and equipment	(480,936)
Changes in operating assets and liabilities:
Accounts receivable	(1,251,964)
Short-term and long-term operating lease liabilities	(193,423)	(309,128)	(107,493)
Prepayments, other current assets, and other non-current assets	(1,806,008)	(71,808,830)	563,316
Accrued expenses, other current liabilities, and other non-current liabilities	48,991	43,140,986	243,010
Net cash provided by (used in) continuing operating activities	(95,421,756)	(79,681,585)	7,285,092
Net cash provided by (used in) discontinued operating activities	(14,407,658)	38,850,280	139,019,378
Net cash provided by (used in) operating activities	(109,829,414)	(40,831,305)	146,304,470
Cash flows from investing activities:
Purchase of held-to-maturity investment		(319,036,644)
Maturities of held-to-maturity investment		354,032,774
Proceeds from redemption of other short-term investments, net	40,074,512		290,032,930
Purchases of property and equipment and intangible assets	(9,408,716)	(65,110)
Purchase of other short-term investments			(177,135,598)
Purchases of mining machines	(105,370,217)	(128,028,596)
Proceeds from sale of discontinued operations, net of cash disposed	209,565,923
Payment of other long-term investment	(2,000,000)
Net cash provided by (used in) continuing investing activities	132,861,502	(93,097,576)	112,897,332
Net cash provided by (used in) discontinued investing activities	(54,180,371)	(85,570,858)	190,070,347
Net cash provided by (used in) investing activities	78,681,131	(178,668,434)	302,967,679
Cash flows from financing activities:
Payment to repurchase treasury shares	(1,249,808)	(12,635,418)	(34,168,869)
Proceeds from borrowings - related party	26,180,351
Proceeds from exercise of share options	495,936	360,589	563,081
Repayment of borrowings	(174,346,597)
Net cash used in continuing financing activities	(148,920,118)	(12,274,829)	(33,605,788)
Net cash used in discontinued financing activities		(5,426,532)	(136,619,066)
Net cash used in financing activities	(148,920,118)	(17,701,361)	(170,224,854)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	3,774,822	(8,412,771)	(1,838,794)
Net increase (decrease) in cash, cash equivalents and restricted cash	(176,293,579)	(245,613,871)	277,208,501
Cash, cash equivalents and restricted cash at beginning of the year	217,537,206	463,151,077	185,942,576
Cash, cash equivalents and restricted cash at the end of the year	41,243,627	217,537,206	463,151,077
Less: Cash, cash equivalents and restricted cash of discontinued operations at end of the year		127,105,814	360,872,245
Cash, cash equivalents and restricted cash of continuing operations at the end of the year	41,243,627	90,431,392	102,278,832
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	41,243,627	90,431,392	102,278,832
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	41,243,627	90,431,392	102,278,832
Supplemental disclosures of cash flow information:
Cash paid for income taxes		367,726	1,118,526
Cash paid for interest	16,495,317		2,440,699
Non-cash investing and financing transactions
Ordinary shares and warrants issued in connection with purchase of mining machines	411,352,430
Liabilities assumed in connection with purchase of mining machines	11,633,460	126,317,900
Retirement of treasury shares		9,719,080
Purchase of mining site with crypto currencies	10,500,000
Purchase of mining machines with crypto currencies	25,721,307
Operating lease right-of-use asset obtained in exchange for operating lease liability	2,361,670	394,603	73,094
Operating lease right-of-use asset released in exchange for operating lease liability	119,252	37,094	$ 3,322,447
Third Party
Non-cash investing and financing transactions
Debt received in the form of crypto currencies	262,091,135	$ 17,067,978
Related party
Non-cash investing and financing transactions
Debt received in the form of crypto currencies	$ 252,228,207